SCHEDULE OF INVESTMENTS
Small Cap Core (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Interactive Media & Services – 1.6%
TripAdvisor, Inc.(A)	90	$3,033

Total Communication Services - 1.6%		3,033

Consumer Discretionary
Apparel Retail – 1.4%
Boot Barn Holdings, Inc.(A)	28	2,479

Auto Parts & Equipment – 2.2%
Dana Holding Corp.	75	1,662
Visteon Corp.(A)	25	2,336

		3,998

Automotive Retail – 2.8%
Murphy USA, Inc.	30	5,098

Education Services – 1.2%
2U, Inc.(A)	65	2,196

Footwear – 3.6%
Skechers USA, Inc.(A)	159	6,704

Homebuilding – 2.9%
TopBuild Corp.(A)	26	5,418

Internet & Direct Marketing Retail – 2.5%
Shutterstock, Inc.	40	4,553

Total Consumer Discretionary - 16.6%		30,446

Consumer Staples
Packaged Foods & Meats – 0.7%
Utz Brands, Inc.	77	1,322

Personal Products – 0.9%
BellRing Brands, Inc., Class A(A)	51	1,569

Total Consumer Staples - 1.6%		2,891

Energy
Oil & Gas Equipment & Services – 1.0%
Liberty Oilfield Services, Inc., Class A(A)	146	1,775

Oil & Gas Exploration & Production – 3.8%
Chesapeake Energy Corp.	41	2,550
Cimarex Energy Co.	51	4,470

		7,020

Oil & Gas Refining & Marketing – 0.4%
Green Plains, Inc.(A)	25	807

Total Energy - 5.2%		9,602

Financials
Investment Banking & Brokerage – 3.4%
LPL Investment Holdings, Inc.	40	6,304

Regional Banks – 9.5%
BankUnited, Inc.	114	4,774
Pinnacle Financial Partners, Inc.	91	8,525
United Community Banks, Inc.	96	3,141
Webster Financial Corp.	20	1,072

		17,512

Thrifts & Mortgage Finance – 2.6%
Essent Group Ltd.	106	4,683

Total Financials - 15.5%		28,499

Health Care

Biotechnology – 3.9%
Halozyme Therapeutics, Inc.(A)	109	4,427
Vericel Corp.(A)	55	2,701

		7,128

Health Care Equipment – 4.0%
Cryoport, Inc.(A)	55	3,650
Envista Holdings Corp.(A)	89	3,711

		7,361

Health Care Facilities – 1.6%
Encompass Health Corp.	40	3,020

Health Care Supplies – 2.9%
SI-BONE, Inc.(A)	138	2,955
Sientra, Inc.(A)	426	2,444

		5,399

Health Care Technology – 1.5%
Tabula Rasa HealthCare, Inc.(A)	103	2,707

Managed Health Care – 0.5%
HealthEquity, Inc.(A)	13	869

Pharmaceuticals – 1.4%
Pacira Pharmaceuticals, Inc.(A)	47	2,636

Total Health Care - 15.8%		29,120

Industrials
Agricultural & Farm Machinery – 1.0%
AGCO Corp.	14	1,741

Construction & Engineering – 2.4%
Valmont Industries, Inc.	19	4,486

Electrical Components & Equipment – 3.9%
Regal-Beloit Corp.	48	7,250

Environmental & Facilities Services – 0.6%
Clean Harbors, Inc.(A)	11	1,163

Industrial Machinery – 2.7%
Kornit Digital Ltd.(A)	34	4,889

Marine – 1.4%
Kirby Corp.(A)	52	2,510

Research & Consulting Services – 2.3%
ICF International, Inc.	47	4,204

Trading Companies & Distributors – 4.3%
Beacon Roofing Supply, Inc.(A)	73	3,488
Triton International Ltd.	84	4,397

		7,885

Trucking – 1.7%
Knight Transportation, Inc.	61	3,111

Total Industrials - 20.3%		37,239

Information Technology
Application Software – 1.4%
Q2 Holdings, Inc.(A)	33	2,614

Data Processing & Outsourced Services – 2.2%
EVERTEC, Inc.	87	3,982

Electronic Components – 0.9%
Knowles Corp.(A)	92	1,717

Internet Services & Infrastructure – 2.1%
Switch, Inc., Class A	156	3,949

Semiconductor Equipment – 1.4%
Brooks Automation, Inc.	25	2,589

Semiconductors – 1.5%
Allegro MicroSystems, Inc.(A)	83	2,668

Systems Software – 3.2%
Varonis Systems, Inc.(A)	97	5,880

Total Information Technology - 12.7%		23,399

Materials
Commodity Chemicals – 2.2%
Cabot Corp.	81	4,049

Diversified Chemicals – 1.4%
Huntsman Corp.	85	2,508

Specialty Chemicals – 2.8%
Element Solutions, Inc.	239	5,181

Total Materials - 6.4%		11,738

Real Estate
Specialized REITs – 1.8%
National Storage Affiliates Trust	63	3,348

Total Real Estate - 1.8%		3,348

TOTAL COMMON STOCKS - 97.5%		$179,315

(Cost: $154,073)

SHORT-TERM SECURITIES

Money Market Funds (B) - 2.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	3,823	3,823

TOTAL SHORT-TERM SECURITIES – 2.1%		$3,823

(Cost: $3,823)

TOTAL INVESTMENT SECURITIES – 99.6%		$183,138

(Cost: $157,896)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		660

NET ASSETS – 100.0%		$183,798

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$179,315	$—	$—
Short-Term Securities	3,823	—	—

Total	$183,138	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$157,896

Gross unrealized appreciation	32,099
Gross unrealized depreciation	(6,857)

Net unrealized appreciation	$25,242